Loan Portfolio (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,246,917	$ 1,229,875
Allowance for loan losses	(12,334)	(11,820)
Loans receivable, net	1,237,174	1,220,323
Payments to Acquire Loans Held-for-investment	36,123	37,702	$ 113,192
Total real estate loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	908,040	874,758
Real estate: Residential - 1 to 4 family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	397,277	417,064
Allowance for loan losses	(1,093)	(1,149)	(1,036)	$ (955)
Aggregate of loans serviced for others	235,828	212,900	209,756
Real estate: Multi-family and commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	481,998	421,668
Allowance for loan losses	(6,627)	(5,724)	(5,033)	(3,607)
Aggregate of loans serviced for others	12,622	5,739
Real estate: Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	28,765	36,026
Allowance for loan losses	(633)	(952)	(516)	(254)
Total commercial business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	283,505	297,701
Allowance for loan losses	(3,308)	(3,266)	(2,625)	(2,382)
Commercial business: SBA and USDA guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	89,514	116,383
Commercial Business: Time Share Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	50,526	51,083
Commercial Business: Condominium Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	27,096	23,531
Commercial Business: Medical loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	27,803	27,180
Commercial business: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	88,566	79,524
Total consumer loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	55,372	57,416
Allowance for loan losses	(673)	(729)	(653)	(599)
Consumer: Home equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	53,480	55,228
Consumer: Indirect automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	57	501
Consumer: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,835	1,687
Deferred loan origination costs, net of fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred loan origination costs, net of fees	2,591	2,268
Allowance for loan losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (12,334)	$ (11,820)	$ (9,863)	$ (7,797)